Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Significant Accounting Policies
Summary of estimated useful lives of property and equipment

Useful Lives
Server hardware	5 years
Vehicle	5 years

Summary of estimated useful lives of intangible assets

Useful Lives
Acquired software	5 years
Purchased courseware	5 years
Copyrights	5 years

Schedule of contract balances

As of March 31
2019
Deferred revenue-current	$15,308,898
Deferred revenue-non-current	8,672,836
Total	$23,981,734

For the year ended March 31
2019
Revenue recognized from deferred revenue balance	$10,558,149

Summary of currency exchange rates that were used in the consolidated financial statements

March 31, 2019
Year-end spot rate	US$1= 6.7335 RMB
Average rate	US$1= 6.7317 RMB